Stock Authorization and Issuance (Narrative) (Details) - USD ($)									1 Months Ended							5 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 06, 2021	Jan. 12, 2021	Oct. 30, 2020	Jul. 14, 2020	Jun. 08, 2020	Mar. 16, 2020	Feb. 10, 2020	Nov. 29, 2005	Dec. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Mar. 31, 2020	Jan. 31, 2020	Dec. 31, 2021	Aug. 31, 2020	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Nov. 20, 2020	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2020	Dec. 31, 2019	Nov. 17, 2005
Stock Authorization And Issuance [Line Items]
Common stock, shares authorized									150,000,000							150,000,000		150,000,000	140,000,000	150,000,000	140,000,000	150,000,000		140,000,000	110,000,000
Preferred Stock, Shares authorized									15,000,000							15,000,000				15,000,000								100,000
Preferred Stock, Shares outstanding									0							0				0
Exercise price per warrant									$ 1.00			$ 1.75				$ 1.00				$ 1.00
Class of Warrant or Right, Weighted Average Remaining Life																				3 years
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants									$ 526,315			$ 1,619,289
Sale of common stock, number of shares									1,052,631			3,230,942	2,976,430			4,986,292,000,000	5,871,584
Sale of common stock													$ 1,000,000.0
Sale of stock price per share									$ 0.95			$ 1.29	$ 0.35			$ 0.95				$ 0.95
Proceeds from sale of common stock									$ 1,000,000.0			$ 4,200,000
Shares of common stock issued upon exercise of warrants																				10,300,000	12,900,000
Outstanding warrants																		10,300,000
Estimated fair market value									3,200,000							$ 3,200,000		$ 3,200,000	$ 1,700,000	$ 3,200,000	$ 1,700,000
Issuance of common stock for services, shares											35,000		500,000
Issuance of stocks to consultants, value											$ 40,000.00		$ 330,000
Proceeds from Warrant Exercises												$ 3,000,000.0
Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Unsecured Debt									$ 5,691,000							$ 5,691,000		$ 4,848,000	5,222,000	$ 5,691,000	$ 5,222,000
Warrants, Options And Unvested RSUs [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									33,600,000							33,600,000				33,600,000
Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants Beneficially Own																				9.99%
Warrants Beneficially Own, Prior Notice																				61 days
Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																										5,000,000
Exercise price per warrant									$ 0.001							$ 0.001				$ 0.001
Non-cash warrant expense																				$ 1,780,000
Warrants exercised																				1,430,000
Proceeds from Warrant Exercises																				$ 500,000
New Aspire Warrant [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock																										5,000,000
Exercise price per warrant																										$ 0.74
Warrants exercised																				500,000	3,070,000
Proceeds from Warrant Exercises																				$ 200,000	$ 1,100,000
Series E Preferred Stock [Member]
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares outstanding									0							0				0
Consultants [Member] | Chelsea Investor Relations [Member]
Stock Authorization And Issuance [Line Items]
Issuance of common stock for services, shares							500,000
Issuance of stocks to consultants, value							$ 150,000
Agreement term																				24 months
Consultants [Member] | Tailwinds Research Group LLC [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant						$ 1.00
Issuance of common stock for services, shares						200,000
Proceeds from Warrant Exercises						$ 60,000.00
Shareholder Approved Equity Compensation Plans [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									2,000,000.0							2,000,000.0				2,000,000.0
Long Term Incentive Plan, 2019 [Member] | Restricted Stock Award [Member]
Stock Authorization And Issuance [Line Items]
Granted, Shares									217,143
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Vested																				$ 300,000
Minimum [Member] | Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																										0.35
Maximum [Member] | Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants Beneficially Own																				19.99%
Maximum [Member] | Aspire Capital, Amendment [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																										$ 0.74
Weighted Average [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant									$ 0.75							$ 0.75		$ 0.75		$ 0.75
Warrant term																		2 years 6 months
Third Party [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares			70,000
Sale of common stock			$ 20,000.00
Principal [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									20,200,000							20,200,000				20,200,000
Interest In-Kind [Member] | Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance									3,200,000							3,200,000				3,200,000
Rights Agreement [Member]
Stock Authorization And Issuance [Line Items]
Redemption price									$ 0.01							$ 0.01				$ 0.01
Exercise price per warrant								$ 8.54
Threshold percentage at which rights separate from common stock								15.00%
Rights Agreement [Member] | Minimum [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																							$ 14.50
Rights Agreement [Member] | Maximum [Member]
Stock Authorization And Issuance [Line Items]
Exercise price per warrant																							$ 8.54
Private Placements With Accredited Investors [Member]
Stock Authorization And Issuance [Line Items]
Proceeds from issuance of common stock														$ 900,000	$ 200,000				3,800,000
Aggregate offering price														$ 0.35					$ 0.35		$ 0.35
Aggregate offering shares														2,571,432					10,857,876		10,857,876
Unsecured Debt														$ 900,000					$ 1,800,000		$ 1,800,000
Private Placements With Accredited Investors B [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price															$ 0.13
Aggregate offering shares															1,169,232
Private Placements With Accredited Investors C [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price															$ 0.15
Aggregate offering shares															166,667
Securities Purchase Agreements [Member] | Third Party [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares					30,000
Sale of common stock					$ 10,000.00
Intro-Act [Member]
Stock Authorization And Issuance [Line Items]
Issuance of common stock for services, shares	50,000	50,000	50,000	50,000						100,000
Issuance of stocks to consultants, value										$ 120,000										$ 100,000	50,000.00
Contingent Payment Obligation [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock													$ 400,000
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Unsecured Debt									$ 5,691,000							$ 5,691,000			$ 5,222,000	5,691,000	$ 5,222,000
Contingent Payment Obligation [Member] | Maximum [Member] | Brickell [Member]
Stock Authorization And Issuance [Line Items]
Repayments of Debt																		$ 14,700,000
Contingent Payment Rights [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Fair value of payment obligation									$ 3,100,000							$ 3,100,000				$ 3,100,000
Contingent Payment Rights [Member] | Third Party [Member] | Unsecured Debt [Member]
Stock Authorization And Issuance [Line Items]
Fair value of payment obligation			$ 100,000
Unsecured Debt			$ 20,000.00